Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[1]
Financial Risk Management
Cash and cash equivalents	$ 129,125	$ 149,455	[1]	$ 64,173	[1]	$ 70,279
Short-term investments	10,000			7,500	[1]
Trade and other receivables	13,484	3,765	[1]	$ 5,259	[1]
Credit risk
Financial Risk Management
Cash and cash equivalents	129,125	149,455
Short-term investments	10,000
Trade and other receivables	13,484	3,765
Derivative financial instruments, current and non-current portion	$ 9,731	$ 6,615
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	92.00%	100.00%		100.00%

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).